Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Schedule of revenue recognized

The following schedule analyses the revenues Evotec recognised in the financial year 2021:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues
Service fees and FTE-based research payments	431,184	99,570	530,754
Recharges	34,104	1,887	35,991
Compound access fees	1,532	43	1,575
Milestone fees	4,232	45,237	49,469
Licences	—	245	245
Total	471,052	146,982	618,034
Timing of revenue recognition
At a certain time	38,336	47,124	85,460
Over a period of time	432,716	99,858	532,574
Total	471,052	146,982	618,034
Revenues by region
USA	236,009	101,593	337,602
Germany	24,279	22,573	46,852
France	16,876	13,715	30,591
United Kingdom	98,735	5,905	104,640
Rest of the world	95,153	3,196	98,349
Total	471,052	146,982	618,034

The following schedule shows the revenue in the financial year 2020:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues
Service fees and FTE-based research payments	366,946	93,648	460,594
Recharges	20,728	1,107	21,835
Compound access fees	1,361	—	1,361
Milestone fees	5,059	12,033	17,092
Licences	—	42	42
Total	394,094	106,830	500,924
Timing of revenue recognition
At a certain time	25,787	13,140	38,927
Over a period of time	368,307	93,690	461,997
Total	394,094	106,830	500,924
Revenues by region
USA	189,488	58,360	247,848
Germany	19,529	24,792	44,321
France	21,499	15,561	37,060
United Kingdom	89,258	4,729	93,987
Rest of the world	74,320	3,388	77,708
Total	394,094	106,830	500,924

The following schedule shows the revenue in the financial year 2019:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues
Service fees and FTE-based research payments	329,500	69,081	398,581
Recharges	13,761	742	14,503
Compound access fees	1,019	—	1,019
Milestone fees	5,234	25,202	30,436
Licences	1,852	46	1,898
Total	351,366	95,071	446,437
Timing of revenue recognition
At a certain time	7,086	25,202	32,288
Over a period of time	344,280	69,869	414,149
Total	351,366	95,071	446,437
Revenues by region
USA	156,768	38,274	195,042
Germany	18,312	9,672	27,984
France	45,439	17,395	62,834
United Kingdom	68,703	9,199	77,902
Rest of the world	62,144	20,531	82,675
Total	351,366	95,071	446,437

Schedule of transaction price allocated to the remaining performance obligation

	31 Dec	31 Dec	31 Dec
	2021	2020	2019
	k€	k€	k€
In the course of one year	225,061	377,216	320,787
After one year	67,619	69,328	98,469